Borrowings	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Borrowings
19 Borrowings
Lease liabilities are presented in the statement of financial position as follows:

	As of December 31,
In thousands of USD	2024	2025
Current	3,938	3,793
Non-current	7,260	7,929
Total Lease liabilities	11,198	11,722
Set out below is the maturity of the lease liabilities classified as non-current:

In thousands of USD	One to five years	More than five years	Total
Lease liability future payments (undiscounted cash flows)	13,220	3,138	16,358
Cash flows discounting effect	(7,602)	(827)	(8,429)
Lease liability future payments (discounted cash flows)	5,618	2,311	7,929
The Group has several lease contracts that include extension and termination options. Whenever the contracts do not include a mutual agreement clause, the Group applies judgment in evaluating whether it is reasonably certain whether or not to exercise the option to renew or terminate the lease. There are no future cash outflows as of December 31, 2025 to which the Group is potentially exposed that are not reflected in the measurement of lease liabilities and relates to new contracts signed in 2026 or potential renewals.
Changes in liabilities arising from financing activities

In thousands of USD	January 1, 2025	Additions and modifications	Payments	Reclassification	Effect of translation	December 31, 2025
Current lease liabilities	3,938	5,029	(6,324)	1,114	36	3,793
Non-current lease liabilities	7,260	1,024	—	(1,114)	759	7,929
Total liabilities from financing activities	11,198	6,053	(6,324)	—	795	11,722

In thousands of USD	January 1, 2024	Additions and modifications	Payments	Reclassification	Effect of translation	December 31, 2024
Current lease liabilities	3,718	4,976	(5,123)	696	(329)	3,938
Non-current lease liabilities	2,357	6,086	—	(696)	(487)	7,260
Total liabilities from financing activities	6,075	11,062	(5,123)	—	(816)	11,198
Additions and modifications include USD 2,781 thousand of accrued interest as of December 31, 2025 (2024: USD 1,532 thousand) as described in Note 7.
Lease payments not recognized as a liability
The group has elected not to recognize a lease liability for short term leases (leases of expected term of 12 months or less) or for leases of low value assets. Payments made under such leases are expensed on a straight-line basis. In addition, certain variable lease payments are not permitted to be recognized as lease liabilities and are expensed as incurred.
The expense relating to payments not included in the measurement of the lease liability is as follows:

	As of December 31,
In thousands of USD	2024	2025
Short-term leases	1,265	918
Variable lease payments	90	70
Total expense	1,355	988
At December 31, 2025 the Group was committed to short-term leases and the total commitment at that date was USD 338 thousand (2024: USD 395 thousand).